Goodwill and Intangible Assets (Schedule Of Goodwill) (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Goodwill [Roll Forward]
Beginning balance	$ 532.0	$ 507.5
Acquisitions	321.9	24.5
Ending balance	853.9	532.0
Specialty Pharmaceuticals
Goodwill [Roll Forward]
Beginning balance	312.3	287.8
Acquisitions	321.9	24.5
Ending balance	634.2	312.3
Global Medical Imaging
Goodwill [Roll Forward]
Beginning balance	219.7	219.7
Acquisitions	0	0
Ending balance	$ 219.7	$ 219.7